Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions
Related Party Transactions

Note 21. Related Party Transactions

Prior to the Conversion, the Company had subordinated debt issued to Wooster Capital, LLC, which is owned and controlled by our co-founder and Chairman, Joe T. Ford, and Jo Ellen Ford, who have ownership in the Company. During 2022, Brown Brothers Harriman, who is a holder of Series A Preferred Shares, and prior to the Conversion was holder of Westrock Series A and Series B Preferred Units, participated in Falcon’s working capital trade finance facility. As such, these persons and entities are deemed related parties.

The consolidated financial statements reflect the following transactions with related parties:

	Three Months Ended March 31,
(Thousands)	2023	2022
Interest expense, net:
Brown Brothers Harriman	—	541
Wooster Capital	—	147
Jo Ellen Ford	—	53
Total	$—	$741

In connection with the acquisition of S&D Coffee, Inc. in February 2020, the Company entered into a Management Services Agreement with Westrock Group, LLC (“Westrock Group”), whose controlling manager and controlling member, Greenbrier Holdings, LLC, is owned and controlled by our co-founder and Chief Executive Officer Scott Ford. Under the terms of the agreement, which expired in February 2023, Westrock Group was paid $10.0 million in return for financial, managerial, operational, and strategic services. The associated expense is recorded within selling, general and administrative expense in our Condensed Consolidated Statements of Operations. The Company recognized $0.6 million and $0.8 million of such expenses during the three months ended March 31, 2023 and 2022, respectively. In addition, the Company reimburses Westrock Group for the usage of a corporate aircraft, and its portion of shared office space. For the three months ended March 31, 2023 and 2022, the Company recognized expenses of $0.3 million and $0.3 million, respectively, for such items, which are recorded in selling, general and administrative expenses in our Condensed Consolidated Statements of Operations. At March 31, 2023 and December 31, 2022, we had no amounts payable to Westrock Group.

Note 22. Related Party Transactions

The company transacts with certain entities or persons that have ownership in the Company, and/or for which our co-founder and Chief Executive Officer Scott Ford, our co-founder and Chairman, Joe Ford, or close family members of the Fords, have ownership interests in. As such, these persons and entities are deemed related parties.

In connection with the acquisition of S&D on February 28, 2020, certain affiliates of BBH were issued CEP Units, at which time BBH became a related party.

The consolidated financial statements reflect the following transactions with related parties:

(Thousands)	December 31, 2022	December 31, 2021
Short-term related party debt:
Brown Brothers Harriman(1)	$—	$34,199

Subordinated related party debt:
Wooster Capital(2)	—	9,800
Jo Ellen Ford(1)	—	3,500
	—	—
Total	$—	$13,300

	Year Ended December 31,
(Thousands)	2022	2021	2020
Interest expense, net:
Brown Brothers Harriman(1)	$541	$1,393	$1,509
Wooster Capital(2)	503	599	498
Jo Ellen Ford(1)	139	214	178
Westrock Finance, LLC(2)	—	423	460
Total	$1,183	$2,629	$2,645
(1)	Related through common ownership.
(2)	Related through common ownership and management.

In connection with the acquisition of S&D in February 2020, the Company entered into a Management Services Agreement with Westrock Group, LLC (“Westrock Group”), which expired February 2023. Under the terms of the agreement, Westrock Group will be paid $10.0 million in return for financial, managerial, operational, and strategic services. The associated expense is recorded within selling, general and administrative expense in our Consolidated Statements of Operations. During each year ended December 31, 2022, 2021 and 2020, the Company recognized $3.3 million, $3.3 million and $2.8 million, respectively, of such expenses. In addition, the Company reimburses Westrock Group for the usage of a corporate aircraft, and its portion of shared office space. For the years ended December 31, 2022, 2021 and 2020, the Company incurred expenses of $0.9 million, $0.8 million and $1.5 million, respectively, for such items, which are recorded in selling, general and administrative expenses on our Consolidated Statements of Operations. At December 31, 2022, we had no amounts payable to Westrock Group.